Investment Strategy - NovaTide Flexible Allocation ETF	Sep. 12, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed ETF that seeks to achieve its investment objective by investing across multiple asset classes and countries worldwide, including emerging markets. The primary asset class exposure includes equities, fixed income securities, and commodities. The Fund may invest directly in equities and fixed income securities. Additionally, the Fund may indirectly invest in any asset class through unaffiliated pooled investment vehicles, such as mutual funds, ETFs, closed-end funds, business development companies (“BDCs”) and other exchange traded products (collectively, “Underlying Funds”). At times Underlying Funds may constitute a substantial portion of the Fund’s portfolio. Additionally, the Fund will hold cash and cash equivalents.

Dynamic, Unconstrained Strategy:

Harmonic Capital, LLC (the “Sub-Adviser”), manages the Fund’s portfolio using a dynamic, unconstrained strategy that invests across various asset classes and global markets. This tactical approach allows the Sub-Adviser to make investment decisions based on ongoing evaluations of opportunities, rather than adhering to static ranges and allocations. Allocation to various investments is based on the Sub-Adviser’s assessment of financial metrics and indicators. For equities, these include valuation metrics like price-to-earnings (P/E) ratios, dividend yields, and earnings growth rates. For fixed income investments, the Sub-Adviser considers factors such as yield spreads, duration, credit ratings, credit spreads, and default rates. In the case of commodity investments, the Sub-Adviser analyzes supply, demand, and term structure (i.e., the shape of the futures yield curve for commodity futures).

The Sub-Adviser determines the allocations among investments and asset classes based on the relative attractiveness of a particular investment and asset class as compared to alternatives, considering the factors mentioned above, as well as their contribution to the Fund’s overall portfolio risk. While the Fund’s exposure to each asset class will vary depending on market conditions, equities will typically receive between 40% and 80% of assets, fixed-income will typically receive between 20% and 60% of assets, commodities will typically receive up to 15% of assets, and cash will typically receive between 2% and 15% of assets.

When the Sub-Adviser identifies an attractive investment, the Fund will take a long position. For equities that fail to meet the Sub-Adviser’s criteria, the Fund may take a short position. Proceeds from short sales may be used to purchase additional long positions, resulting in leverage. A “long” position benefits from an increase in the price of the security purchased, while a “short” position benefits from a decrease in the price of the security sold short.

Investment positions are sold or closed when they no longer meet the Sub-Adviser’s criteria. The Fund’s strategy involves frequent trading. As a result, the Fund will have a higher portfolio turnover rate than funds with less frequent trading.

Asset Classes:

●	Equities: The Fund’s equity asset class investments include direct investment in common stocks, preferred stocks, and real estate investment trusts (“REITs”). The Fund may also invest indirectly in these securities through Underlying Funds.
●	Fixed Income: The Fund’s fixed income asset class investments include direct investment in corporate bonds, municipal bonds, treasury inflation protected securities, government bonds, agency securities, asset backed securities, and high-yield or “junk” bonds. The Fund may also invest indirectly in these securities through Underlying Funds.
●	Commodities: The Fund will gain exposure to commodities indirectly by investing in Underlying Funds, which may include exposure to precious metals and energy commodities.
●	Cash/Cash Equivalents: The Fund will maintain a portion of its assets in cash and cash equivalents, including money market funds and U.S. Treasury securities, to generate yield for the Fund.

As noted above, the Fund’s allocation to cash and cash equivalents will generally be between 2% and 15%, depending on market conditions and investment opportunities identified by the Sub-Adviser.

Portfolio Attributes:

The Fund may invest in or have exposure to companies of any size. Emerging market countries include countries that are included in the MSCI Emerging Markets Index at the time of purchase.

Management:

As of the date of this prospectus, the Sub-Adviser is primarily responsible for the day-to-day management of the Fund, including determining the securities purchased and sold. From time to time, and subject to approval by the Board of Trustees, additional sub-advisers identified by the Adviser and Sub-Adviser may be appointed to manage a sleeve of the Fund’s portfolio. Each sleeve will be managed in a manner consistent with the Fund’s overall investment strategy, offering complementary investment approaches. Shareholders will receive notice of any such new sub-adviser appointments.